United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Six months ended 5/31/10

Item 1.                      Reports to Stockholders

Federated Bond Fund

Established 1987

A Portfolio of Federated Investment Series Funds, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2010

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.80	$7.08	$8.87	$8.93	$8.79	$9.09
Income From Investment Operations:
Net investment income	0.26	0.52	0.50	0.48	0.50	0.52
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.11	1.74	(1.79)	(0.07)	0.13	(0.31)
TOTAL FROM INVESTMENT OPERATIONS	0.37	2.26	(1.29)	0.41	0.63	0.21
Less Distributions:
Distributions from net investment income	(0.28)	(0.54)	(0.50)	(0.47)	(0.49)	(0.51)
Net Asset Value, End of Period	$8.89	$8.80	$7.08	$8.87	$8.93	$8.79
Total Return[1]	4.22%	33.05%	(15.25)%	4.74%	7.47%	2.36%
Ratios to Average Net Assets:
Net expenses[2]	0.99%[3]	0.99%	0.99%	0.99%	0.99%	1.06%
Net investment income	5.88%[3]	6.40%	5.79%	5.37%	5.48%	5.37%
Expense waiver/reimbursement[4]	0.21%[3]	0.23%	0.23%	0.22%	0.26%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$630,269	$628,675	$457,276	$573,375	$478,755	$442,294
Portfolio turnover	12%	28%	21%	27%	34%	34%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and may not be increased until after December 31, 2010.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.83	$7.11	$8.90	$8.96	$8.82	$9.12
Income From Investment Operations:
Net investment income	0.23	0.46	0.44	0.42	0.43	0.45
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.11	1.73	(1.80)	(0.08)	0.13	(0.31)
TOTAL FROM INVESTMENT OPERATIONS	0.34	2.19	(1.36)	0.34	0.56	0.14
Less Distributions:
Distributions from net investment income	(0.24)	(0.47)	(0.43)	(0.40)	(0.42)	(0.44)
Net Asset Value, End of Period	$8.93	$8.83	$7.11	$8.90	$8.96	$8.82
Total Return[1]	3.90%	31.84%	(15.89)%	3.89%	6.59%	1.53%
Ratios to Average Net Assets:
Net expenses[2]	1.79%[3]	1.79%	1.79%	1.79%	1.79%	1.85%
Net investment income	5.07%[3]	5.63%	4.96%	4.57%	4.68%	4.57%
Expense waiver/reimbursement[4]	0.20%[3]	0.22%	0.22%	0.21%	0.21%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$136,932	$155,907	$153,465	$236,276	$292,622	$353,858
Portfolio turnover	12%	28%	21%	27%	34%	34%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and may not be increased until after December 31, 2010.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.84	$7.11	$8.90	$8.96	$8.82	$9.12
Income From Investment Operations:
Net investment income	0.23	0.45	0.43	0.41	0.43	0.45
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.10	1.75	(1.79)	(0.07)	0.13	(0.31)
TOTAL FROM INVESTMENT OPERATIONS	0.33	2.20	(1.36)	0.34	0.56	0.14
Less Distributions:
Distributions from net investment income	(0.24)	(0.47)	(0.43)	(0.40)	(0.42)	(0.44)
Net Asset Value, End of Period	$8.93	$8.84	$7.11	$8.90	$8.96	$8.82
Total Return[1]	3.78%	32.01%	(15.88)%	3.89%	6.60%	1.54%
Ratios to Average Net Assets:
Net expenses[2]	1.79%[3]	1.79%	1.79%	1.79%	1.79%	1.85%
Net investment income	5.08%[3]	5.58%	5.00%	4.57%	4.68%	4.57%
Expense waiver/reimbursement[4]	0.20%[3]	0.22%	0.22%	0.21%	0.21%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$145,397	$146,220	$84,701	$101,561	$95,453	$90,716
Portfolio turnover	12%	28%	21%	27%	34%	34%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and may not be increased until after December 31, 2010.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.85	$7.12	$8.91	$8.97	$8.83	$9.13
Income From Investment Operations:
Net investment income	0.27	0.51	0.50	0.48	0.50	0.52
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.10	1.75	(1.80)	(0.07)	0.13	(0.31)
TOTAL FROM INVESTMENT OPERATIONS	0.37	2.26	(1.30)	0.41	0.63	0.21
Less Distributions:
Distributions from net investment income	(0.28)	(0.53)	(0.49)	(0.47)	(0.49)	(0.51)
Net Asset Value, End of Period	$8.94	$8.85	$7.12	$8.91	$8.97	$8.83
Total Return[1]	4.18%	32.96%	(15.21)%	4.68%	7.41%	2.32%
Ratios to Average Net Assets:
Net expenses[2]	1.02%[3]	1.02%	1.02%	1.02%	1.03%	1.08%
Net investment income	5.85%[3]	6.37%	5.75%	5.34%	5.45%	5.34%
Expense waiver/reimbursement[4]	0.22%[3]	0.24%	0.23%	0.22%	0.21%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$181,575	$178,466	$126,458	$170,492	$170,464	$185,591
Portfolio turnover	12%	28%	21%	27%	34%	34%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and may not be increased until after December 31, 2010.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,042.20	$5.04
Class B Shares	$1,000	$1,039.00	$9.10
Class C Shares	$1,000	$1,037.80	$9.09
Class F Shares	$1,000	$1,041.80	$5.19
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.00	$4.99
Class B Shares	$1,000	$1,016.01	$9.00
Class C Shares	$1,000	$1,016.01	$9.00
Class F Shares	$1,000	$1,019.85	$5.14
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.99%
Class B Shares	1.79%
Class C Shares	1.79%
Class F Shares	1.02%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	95.7%
Foreign Governments/Agencies	1.0%
Municipal Securities	0.2%
Asset-Backed Securities[3]	0.0%
Collateralized Mortgage Obligations[3]	0.0%
Mortgage-Backed Securities[3,4]	0.0%
Derivative Contracts[3,5]	0.0%
Other Security Types[6]	0.4%
Cash Equivalents[7]	1.0%
Other Assets and Liabilities — Net[8]	1.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Represents less than 0.1%.
4	For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stock and preferred stock.
7	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 64.6%
		Basic Industry — Chemicals – 1.6%
$3,760,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	4,076,849
3,670,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	4,359,696
1,900,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	1,263,500
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,299,811
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,565,649
1,885,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	2,016,464
1,525,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,614,909
		TOTAL	18,196,878
		Basic Industry — Metals & Mining – 3.3%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,440,713
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,181,760
850,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	838,122
1,370,000		ArcelorMittal, 6.125%, 6/1/2018	1,385,142
5,000,000		Barrick Gold Corp., 4.875%, 11/15/2014	5,374,927
530,000		Barrick Gold Corp., 6.95%, 4/1/2019	616,152
3,325,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	3,193,663
4,050,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	3,921,145
3,230,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	3,525,372
2,810,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	3,106,908
1,000,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	1,198,521
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,077,600
4,020,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	4,434,249
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,737,212
1,500,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,570,592
		TOTAL	37,602,078
		Basic Industry — Paper – 1.1%
1,700,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,812,408
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,342,897
1,330,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	1,361,587
2,850,000	[3,4]	Pope & Talbot, Inc., 8.375%, 6/1/2013	285
4,000,000		Westvaco Corp., 7.65%, 3/15/2027	4,117,781
3,750,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,662,944
		TOTAL	12,297,902
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Capital Goods — Aerospace & Defense – 0.4%
$3,650,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	3,961,426
600,000		Raytheon Co., Sr. Note, 4.40%, 2/15/2020	618,896
		TOTAL	4,580,322
		Capital Goods — Building Materials – 0.7%
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	5,702,290
2,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	2,054,863
		TOTAL	7,757,153
		Capital Goods — Diversified Manufacturing – 2.4%
1,000,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	1,056,524
2,940,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	3,042,900
2,020,000		Harsco Corp., 5.75%, 5/15/2018	2,199,276
2,600,000		Hubbell, Inc., 5.95%, 6/1/2018	2,778,138
768,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	837,167
1,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	1,172,038
1,810,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,087,522
2,770,000		Roper Industries, Inc., 6.625%, 8/15/2013	3,131,349
660,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	713,056
2,160,000		Textron Financial Corp., 5.40%, 4/28/2013	2,235,006
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	2,374,050
1,090,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,153,622
4,230,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	4,633,068
		TOTAL	27,413,716
		Capital Goods — Environmental – 0.3%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	503,733
600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	635,066
1,000,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2019	1,059,480
1,275,000		Waste Management, Inc., 7.375%, 3/11/2019	1,521,775
		TOTAL	3,720,054
		Communications — Media & Cable – 1.3%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,007,018
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,663,234
300,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	351,992
5,010,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	5,483,220
2,470,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	2,651,708
1,090,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	1,356,949
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,250,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	2,452,608
		TOTAL	14,966,729
		Communications — Media Noncable – 1.3%
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,902,223
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	7,147,426
2,000,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	2,163,887
500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	587,814
3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	2,987,841
		TOTAL	14,789,191
		Communications — Telecom Wireless – 1.9%
6,540,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	8,717,182
3,100,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,414,666
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	6,748,742
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	2,107,264
800,000		Vodafone Group PLC, 5.35%, 2/27/2012	843,457
		TOTAL	21,831,311
		Communications — Telecom Wirelines – 2.5%
1,000,000		AT&T, Inc., 6.70%, 11/15/2013	1,149,405
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	4,197,733
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,482,450
1,130,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	1,208,125
4,940,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	5,422,142
2,140,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,303,710
3,870,000		SBC Communications, Inc., 5.10%, 9/15/2014	4,264,746
3,030,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	3,250,765
3,260,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	3,715,513
		TOTAL	27,994,589
		Consumer Cyclical — Automotive – 2.2%
3,560,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	3,770,846
3,490,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	3,863,735
1,000,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	1,238,769
2,100,000	[3,4]	General Motors Corp., Note, 9.45%, 11/1/2011	661,500
2,710,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	2,915,790
1,420,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	1,481,104
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$5,200,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	5,294,020
4,800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,958,811
		TOTAL	24,184,575
		Consumer Cyclical — Entertainment – 1.2%
2,800,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	2,833,803
1,230,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	1,258,506
1,250,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 6.40%, 4/30/2040	1,313,507
2,500,000		Time Warner, Inc., 5.50%, 11/15/2011	2,640,637
1,700,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	1,704,668
3,390,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	3,696,875
		TOTAL	13,447,996
		Consumer Cyclical — Lodging – 0.1%
1,530,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,486,999
		Consumer Cyclical — Retailers – 0.6%
2,240,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,513,701
1,754,412	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,718,350
900,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	906,750
1,120,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,156,400
		TOTAL	6,295,201
		Consumer Cyclical — Services – 0.8%
7,475,000		Boston University, 7.625%, 7/15/2097	8,485,411
		Consumer Non-Cyclical — Food/Beverage – 1.5%
4,000,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	4,619,636
960,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	1,121,445
2,420,000		General Mills, Inc., Note, 5.70%, 2/15/2017	2,738,684
2,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	2,114,530
740,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	808,670
1,540,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	1,702,656
2,180,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	2,322,110
1,120,000		Ralcorp Holdings, Inc., Company Guarantee, 6.625%, 8/15/2039	1,161,309
		TOTAL	16,589,040
		Consumer Non-Cyclical — Health Care – 1.1%
1,750,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,704,006
1,550,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,503,092
2,000,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	2,145,766
2,560,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	2,715,717
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	508,793
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	508,422
1,660,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,810,981
1,210,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.15%, 12/28/2012	1,218,972
540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	553,084
		TOTAL	12,668,833
		Consumer Non-Cyclical — Products – 0.7%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	933,837
1,420,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	1,472,262
1,960,000		Philips Electronics NV, 5.75%, 3/11/2018	2,185,098
2,950,000		Whirlpool Corp., 5.50%, 3/1/2013	3,145,485
220,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	241,205
		TOTAL	7,977,887
		Consumer Non-Cyclical — Supermarkets – 0.1%
1,310,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,541,647
		Consumer Non-Cyclical — Tobacco – 0.1%
740,000		Altria Group, Inc., 9.25%, 8/6/2019	880,534
		Energy — Independent – 1.9%
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	496,093
300,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	324,414
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	5,794,226
1,500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,492,500
1,670,000		Mariner Energy, Inc., Company Guarantee, 8.00%, 5/15/2017	1,805,688
495,000		Pemex Project Funding Master, 5.75%, 12/15/2015	519,441
3,450,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	3,551,775
6,000,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	6,151,917
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	509,720
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	931,276
135,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	156,357
		TOTAL	21,733,407
		Energy — Integrated – 0.6%
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	528,454
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	4,262,071
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	242,430
1,190,238	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,219,032
		TOTAL	6,251,987
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Energy — Oil Field Services – 0.4%
$1,100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,337,023
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	244,350
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	104,015
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	2,606,201
		TOTAL	4,291,589
		Energy — Refining – 0.7%
1,000,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	1,042,768
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	1,706,324
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	4,602,988
		TOTAL	7,352,080
		Financial Institution — Banking – 9.9%
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	4,071,436
2,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	1,989,616
1,580,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	1,750,271
930,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	993,456
5,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	3,881,250
4,750,000	[5]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,418,673
4,180,000		Capital One Capital IV, 6.745%, 2/17/2037	3,490,300
1,450,000		Capital One Capital V, 10.25%, 8/15/2039	1,567,813
3,140,000		Capital One Capital VI, 8.875%, 5/15/2040	3,260,450
2,270,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	2,584,947
6,460,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	6,587,366
5,570,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 2/1/2040	5,687,031
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,715,999
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	1,031,275
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,850,446
1,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	1,044,970
3,500,000		Hudson United Bancorp, 7.00%, 5/15/2012	3,731,427
870,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,042,421
10,900,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	11,666,650
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	3,491,450
3,170,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 8/15/2012	3,350,210
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	973,591
3,300,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	3,177,228
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,503,709
2,450,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	2,541,214
7,350,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	7,572,905
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,031,822
1,430,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,460,978
1,170,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	1,231,061
10,352,033	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	6,065,981
5,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	5,226,432
3,440,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	3,571,200
500,000		Wachovia Corp., 5.75%, 2/1/2018	535,341
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	3,649,595
1,224,009	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	1,331,447
		TOTAL	111,079,961
		Financial Institution — Brokerage – 3.3%
5,970,000		BlackRock, Inc., 6.25%, 9/15/2017	6,765,732
1,420,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	1,442,124
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,554,567
1,500,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,647,077
4,255,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	4,806,461
1,000,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	1,009,721
1,150,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	1,186,763
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	1,407,538
4,390,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	4,935,517
1,200,000	[3]	Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	255,000
1,500,000	[3]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	318,750
2,080,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2015	2,087,922
1,020,000		Nuveen Investments, 5.00%, 9/15/2010	1,020,000
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	780,300
2,990,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	3,434,986
3,355,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	3,434,022
		TOTAL	37,086,480
		Financial Institution — Finance Noncaptive – 4.0%
6,930,000		American Express Credit Corp., 5.875%, 5/2/2013	7,553,130
5,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	4,988,750
3,300,000		Discover Bank, Sub., 8.70%, 11/18/2019	3,616,473
7,000,000		General Electric Capital Corp., 6.875%, 1/10/2039	7,453,132
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	5,085,000
2,770,000		HSBC Finance Corp., 5.00%, 6/30/2015	2,867,396
1,500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	922,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,100,000		International Lease Finance Corp., 4.875%, 9/1/2010	3,092,250
1,170,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	1,302,773
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	4,193,007
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	3,850,992
		TOTAL	44,925,403
		Financial Institution — Insurance — Health – 0.5%
810,000		Aetna US Healthcare, 5.75%, 6/15/2011	844,792
500,000		Anthem, Inc., 6.80%, 8/1/2012	549,973
2,060,000		CIGNA Corp., 6.35%, 3/15/2018	2,270,371
1,200,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	1,318,986
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	718,357
		TOTAL	5,702,479
		Financial Institution — Insurance — Life – 3.3%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,168,103
2,715,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	3,238,020
3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	5,084,034
3,570,000		MetLife, Inc., 6.75%, 6/1/2016	4,003,107
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	1,191,139
700,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	783,397
2,950,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	3,169,422
4,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,808,117
2,990,000		Prudential Financial, Inc., 5.15%, 1/15/2013	3,167,522
1,530,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,619,657
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	2,585,555
1,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	1,603,634
3,950,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	3,724,684
		TOTAL	37,146,391
		Financial Institution — Insurance — P&C – 1.9%
2,940,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	3,236,032
540,000		CNA Financial Corp., 6.50%, 8/15/2016	558,655
1,370,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	1,409,845
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	737,061
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,745,200
4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	4,130,812
1,300,000	[1,2]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	1,488,153
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,220,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	1,142,943
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	295,096
1,000,000	[1,2]	USF&G Corp., 8.312%, 7/1/2046	1,074,639
5,610,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	5,077,050
		TOTAL	20,895,486
		Financial Institution — REITs – 1.5%
1,750,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	1,854,861
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	3,678,481
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,501,218
1,500,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,552,572
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,058,814
1,535,000		Liberty Property LP, 6.625%, 10/1/2017	1,620,928
720,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	677,511
740,000		Prologis, Sr. Note, 6.875%, 3/15/2020	708,478
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,544,299
1,840,000		Simon Property Group LP, 6.75%, 5/15/2014	2,041,992
		TOTAL	17,239,154
		Municipal Services – 0.4%
1,825,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	1,591,820
2,980,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	2,583,123
		TOTAL	4,174,943
		Sovereign – 0.2%
2,475,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	2,552,344
		Technology – 1.7%
3,130,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	3,177,365
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,645,142
3,630,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,079,419
6,175,000		Harris Corp., 5.95%, 12/1/2017	6,837,487
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,279,142
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,550,520
		TOTAL	19,569,075
		Transportation — Airlines – 0.3%
710,000		Southwest Airlines Co., 6.50%, 3/1/2012	756,672
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,084,627
		TOTAL	2,841,299
		Transportation — Railroads – 1.4%
1,200,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,300,537
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,780,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,817,347
1,963,244		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	2,362,040
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,562,063
1,000,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	1,097,974
3,580,000		Union Pacific Corp., 4.875%, 1/15/2015	3,824,167
		TOTAL	15,964,128
		Transportation — Services – 0.3%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	3,434,038
		Utility — Electric – 4.4%
650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	802,411
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,490,756
2,620,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	2,891,276
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,337,023
1,375,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	1,630,001
2,000,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	2,030,501
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	114,626
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	5,764,176
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	365,004
3,400,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,512,210
2,680,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,662,944
3,338,360	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	3,683,475
1,000,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	1,152,916
1,330,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,460,561
6,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	6,195,645
800,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,094,779
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,926,406
1,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	1,056,062
1,530,000	[1,2]	PSEG Power LLC, Sr. Unsecd. Note, 2.50%, 4/15/2013	1,537,270
1,710,000		Progress Energy, Inc., 7.05%, 3/15/2019	1,980,330
2,940,000		Union Electric Co., 6.00%, 4/1/2018	3,183,053
1,000,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,066,676
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,053,459
		TOTAL	48,991,560
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Utility — Natural Gas Distributor – 0.6%
$1,690,000		Atmos Energy Corp., 5.125%, 1/15/2013	1,807,205
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	243,467
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,320,583
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,915,233
		TOTAL	6,286,488
		Utility — Natural Gas Pipelines – 2.1%
2,390,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	2,561,570
2,765,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	3,016,815
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,366,932
580,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	606,750
3,850,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	4,649,668
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,489,582
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,006,861
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	922,315
3,100,000	[1,2]	Williams Partners LP, 5.25%, 3/15/2020	3,104,914
		TOTAL	23,725,407
		TOTAL CORPORATE BONDS (IDENTIFIED COST $705,175,978)	725,951,745
		Mortgage-Backed Securities – 0.0%
7,935		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	8,657
8,988		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	9,807
1,435		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	1,565
5,121		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	5,662
1,782		Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011	1,923
8,016		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	8,871
9,192		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	10,086
6,009		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	6,672
5,084		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	5,355
10,184		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	11,330
33,762		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	37,297
29,488		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	32,603
6,845		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	7,495
2,569		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	2,850
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$12,935		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	14,177
8,365		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	9,206
7,814		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	8,636
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $166,734)	182,192
		MUNICIPAL – 0.2%
		Municipal Services – 0.2%
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026 (IDENTIFIED COST $2,107,040)	2,415,296
		Governments/Agencies – 1.0%
		Sovereign – 1.0%
3,500,000		Sweden, Government of, 10.25%, 11/1/2015	3,634,313
6,500,000		United Mexican States, 6.625%, 3/3/2015	7,377,500
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $11,175,875)	11,011,813
		COMMON STOCK – 0.0%
		Utility — Electric – 0.0%
113	[3]	NRG Energy, Inc. (IDENTIFIED COST $2,554)	2,639
		Preferred Stocks – 0.4%
		Financial Institution — Brokerage – 0.0%
130,000	[3]	Lehm an Brothers Holdings, Inc., Pfd., Series D	4,030
		Financial Institution — REITs – 0.4%
80,000		Prologis, Cumulative REIT Perpetual Pfd. Stock, Series C, $4.27, Annual Dividend	3,760,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,224,680)	3,764,030
		Asset-Backed SecuritY – 0.0%
		Home Equity Loan – 0.0%
$62,422	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029 (IDENTIFIED COST $62,393)	51,810
		Collateralized Mortgage Obligation – 0.0%
		Non-Agency Mortgage – 0.0%
44,213	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.343%, 1/28/2027 (IDENTIFIED COST $99,331)	35,370
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MUTUAL FUNDS – 32.6%;6
57,217,082		High Yield Bond Portfolio	357,034,591
9,520,670	[7]	Prime Value Obligations Fund, Institutional Shares, 0.24%	9,520,670
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $442,917,702)	366,555,261
		TOTAL INVESTMENTS — 98.8% (IDENTIFIED COST $1,170,932,287)[8]	1,109,970,156
		OTHER ASSETS AND LIABILITIES - NET — 1.2%[9]	13,371,193
		TOTAL NET ASSETS — 100%	$1,123,341,349

At May 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
3U.S. Treasury Notes 10-Year Short Futures	310	$37,161,250	September 2010	$151,908

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2010, these restricted securities amounted to $147,419,577, which represented 13.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2010, these liquid restricted securities amounted to $139,597,590, which represented 12.4% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
6	Affiliated companies.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $1,173,398,183.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$725,951,745	$ —	$725,951,745
Mortgage-Backed Securities	—	182,192	—	182,192
Municipal	—	2,415,296	—	2,415,296
Governments/Agencies	—	11,011,813	—	11,011,813
Asset-Backed Security	—	51,810	—	51,810
Collateralized Mortgage Obligations	—	35,370	—	35,370
Equity Securities:
Common Stock
Domestic	2,639	—	—	2,639
Preferred Stocks
Domestic	3,764,030	—	—	3,764,030
Mutual Funds	366,555,261	—	—	366,555,261
TOTAL SECURITIES	$370,321,930	$739,648,226	$ —	$1,109,970,156
OTHER FINANCIAL INSTRUMENTS*	$151,908	$ —	$ —	$151,908
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $366,555,261 of investments in affiliated issuers (Note 5) (identified cost $1,170,932,287)		$1,109,970,156
Restricted cash (Note 2)		990,000
Income receivable		11,690,048
Income receivable from affiliated issuers		2,734,655
Receivable for shares sold		2,593,832
TOTAL ASSETS		1,127,978,691
Liabilities:
Payable for investments purchased	$1,893,825
Payable for shares redeemed	1,993,817
Bank overdraft	96
Payable for daily variation margin	116,250
Payable for Directors'/Trustees' fees	1,567
Payable for distribution services fee (Note 5)	182,508
Payable for shareholder services fee (Note 5)	262,409
Accrued expenses	186,870
TOTAL LIABILITIES		4,637,342
Net assets for 126,136,392 shares outstanding		$1,123,341,349
Net Assets Consist of:
Paid-in capital		$1,211,598,924
Net unrealized depreciation of investments and futures contracts		(60,810,223)
Accumulated net realized loss on investments, futures contracts and swap contracts		(25,379,410)
Distributions in excess of net investment income		(2,067,942)
TOTAL NET ASSETS		$1,123,341,349
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($630,268,549 ÷ 70,918,644 shares outstanding), no par value, 500,000,000 shares authorized	$8.89
Offering price per share (100/95.50 of $8.89)	$9.31
Redemption proceeds per share	$8.89
Class B Shares:
Net asset value per share ($136,931,892 ÷ 15,339,770 shares outstanding), no par value, 500,000,000 shares authorized	$8.93
Offering price per share	$8.93
Redemption proceeds per share (94.50/100 of $8.93)	$8.44
Class C Shares:
Net asset value per share ($145,396,733 ÷ 16,284,984 shares outstanding), no par value, 500,000,000 shares authorized	$8.93
Offering price per share	$8.93
Redemption proceeds per share (99.00/100 of $8.93)	$8.84
Class F Shares:
Net asset value per share ($181,574,989 ÷ 20,310,728 shares outstanding), no par value, 500,000,000 shares authorized	$8.94
Offering price per share (100/99.00 of $8.94)	$9.03
Redemption proceeds per share (99.00/100 of $8.94)	$8.85
Institutional Shares:
Net asset value per share ($29,169,186 ÷ 3,282,266 shares outstanding), no par value, 500,000,000 shares authorized	$8.89
Offering price per share	$8.89
Redemption proceeds per share	$8.89

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2010 (unaudited)

Investment Income:
Interest		$22,474,933
Dividends (including $16,041,010 received from affiliated issuers (Note 5))		16,197,493
TOTAL INCOME		38,672,426
Expenses:
Investment adviser fee (Note 5)	$4,218,878
Administrative personnel and services fee (Note 5)	438,305
Custodian fees	21,557
Transfer and dividend disbursing agent fees and expenses	650,091
Directors'/Trustees' fees	6,098
Auditing fees	12,682
Legal fees	4,258
Portfolio accounting fees	102,857
Distribution services fee — Class B Shares (Note 5)	554,838
Distribution services fee — Class C Shares (Note 5)	552,827
Shareholder services fee — Class A Shares (Note 5)	673,955
Shareholder services fee — Class B Shares (Note 5)	184,946
Shareholder services fee — Class C Shares (Note 5)	182,769
Shareholder services fee — Class F Shares (Note 5)	222,270
Account administration fee — Class A Shares	694
Account administration fee — Class C Shares	1,507
Account administration fee — Class F Shares	1,711
Share registration costs	46,012
Printing and postage	55,273
Insurance premiums	956
Taxes	42,096
Miscellaneous	7,346
TOTAL EXPENSES	7,981,926
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,124,770)
Waiver of administrative personnel and services fee	(10,229)
Reimbursement of shareholder services fee — Class A Shares	(36,755)
Reimbursement of shareholder services fee — Class F Shares	(16,689)
TOTAL WAIVERS AND REIMBURSEMENTS		$(1,188,443)
Net expenses			$6,793,483
Net investment income			31,878,943
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $1,654,582 on sales of investments in affiliated issuers) (Note 5)			7,190,226
Net realized loss on futures contracts			(1,764,969)
Net change in unrealized depreciation of investments			7,525,606
Net change in unrealized depreciation of futures contracts			654,058
Net realized and unrealized gain on investments and futures contracts			13,604,921
Change in net assets resulting from operations			$45,483,864

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2010	Year Ended 11/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,878,943	$59,597,365
Net realized gain on investments, futures contracts and swap contracts	5,425,257	1,226,443
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	8,179,664	210,944,888
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	45,483,864	271,768,696
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(19,836,404)	(36,488,310)
Class B Shares	(3,994,391)	(9,277,951)
Class C Shares	(3,981,374)	(6,764,502)
Class F Shares	(5,562,928)	(10,018,945)
Institutional Shares	(413,617)	(199,857)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(33,788,714)	(62,749,565)
Share Transactions:
Proceeds from sale of shares	155,980,479	303,446,367
Net asset value of shares issued to shareholders in payment of distributions declared	28,895,983	51,705,234
Cost of shares redeemed	(190,446,441)	(269,128,587)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,569,979)	86,023,014
Change in net assets	6,125,171	295,042,145
Net Assets:
Beginning of period	1,117,216,178	822,174,033
End of period (including distributions in excess of net investment income of $(2,067,942) and $(158,171), respectively)	$1,123,341,349	$1,117,216,178

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2010 (unaudited)

1. ORGANIZATION

Federated Investment Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one diversified portfolio, Federated Bond Fund (the “Fund”). The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide a high level of current income as is consistent with the preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for Semi-Annual Shareholder Report the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security.

The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain or loss on swap contracts” on the Statement of Operations.

At May 31, 2010, the Fund had no outstanding swap contracts.

Semi-Annual Shareholder Report

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2010, the Fund had no outstanding securities on loan.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at May 31, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	5/14/1999	$1,443,791	$1,263,500
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$2,800,000	$2,833,803
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	10/31/1996 - 9/29/1999	$4,048,581	$3,724,684

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$(151,908)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,764,969)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Interest rate contracts	$654,058

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. capital stock

The following tables summarize share activity:

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,587,661	$85,309,392	22,949,487	$179,956,178
Shares issued to shareholders in payment of distributions declared	1,981,881	17,582,723	3,956,959	31,203,068
Shares redeemed	(12,120,320)	(108,030,982)	(20,038,063)	(156,745,929)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(550,778)	$(5,138,867)	6,868,383	$54,413,317
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	969,374	$8,668,368	2,115,652	$16,694,977
Shares issued to shareholders in payment of distributions declared	393,880	3,508,446	982,901	7,732,332
Shares redeemed	(3,671,497)	(32,858,362)	(7,044,251)	(55,706,302)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,308,243)	$(20,681,548)	(3,945,698)	$(31,278,993)
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,844,016	$16,484,945	7,558,907	$59,584,453
Shares issued to shareholders in payment of distributions declared	322,124	2,870,130	565,347	4,499,185
Shares redeemed	(2,429,710)	(21,751,919)	(3,490,897)	(27,688,050)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(263,570)	$(2,396,844)	4,633,357	$36,395,588
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,694,947	$15,183,845	4,921,060	$39,389,184
Shares issued to shareholders in payment of distributions declared	518,050	4,622,102	1,019,023	8,092,364
Shares redeemed	(2,074,412)	(18,549,695)	(3,537,719)	(28,079,360)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	138,585	$1,256,252	2,402,364	$19,402,188
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,377,020	$30,333,929	954,358	$7,821,575
Shares issued to shareholders in payment of distributions declared	35,111	312,582	21,208	178,285
Shares redeemed	(1,033,567)	(9,255,483)	(110,624)	(908,946)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,378,564	$21,391,028	864,942	$7,090,914
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(605,442)	$(5,569,979)	10,823,348	$86,023,014

4. FEDERAL TAX INFORMATION

At May 31, 2010, the cost of investments for federal tax purposes was $1,173,398,183. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $63,428,027. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,508,739 and net unrealized depreciation from investments for those securities having an excess of cost over value of $104,936,766.

At November 30, 2009, the Fund had a capital loss carryforward of $27,368,933 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$15,739,984
2011	$2,824,073
2014	$5,262,184
2017	$3,542,692

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the Adviser waived $1,123,237 of its fee.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net adviser fee was reduced to 0.5557% effective January 1, 2006, and may not be increased until after December 31, 2010.

Semi-Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,229 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2010, FSC retained $175,173 of fees paid by the Fund. For the six months ended May 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2010, FSC retained $33,405 in sales charges from the sale of Class A Shares. FSC also retained $826 relating to redemptions of Class C Shares and $5,270 relating to redemptions of Class F Shares.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2010, FSSC voluntarily reimbursed $53,444 of Service Fees. For the six months ended May 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.99%, 1.79%, 1.79%, 1.02% and 0.79% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2010, the Adviser reimbursed $1,533. Transactions with the affiliated companies during the six months ended May 31, 2010, were as follows:

Affiliates	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2010	Value	Dividend Income
High Yield Bond Portfolio	54,857,192	3,145,199	785,309	57,217,082	$357,034,591	$16,038,335
Prime Value Obligations Fund, Institutional Shares	5,811,651	77,996,962	74,287,943	9,520,670	9,520,670	2,675
TOTAL OF AFFILIATED TRANSACTIONS	60,668,843	81,142,161	75,073,252	66,737,752	$366,555,261	$16,041,010
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. Federated Investors, Inc. Semi-Annual Shareholder Report

receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2010, were as follows:

Purchases	$135,888,515
Sales	$147,926,817

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The Semi-Annual Shareholder Report potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, Semi-Annual Shareholder Report the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that the Adviser has agreed to a reduction of 19 basis points in the Fund's advisory fee at least through January 31, 2011.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420F103
Cusip 31420F202
Cusip 31420F301
Cusip 31420F400

2072302 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Bond Fund

A Portfolio of Federated Investment Series Funds, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008[1]
Net Asset Value, Beginning of Period	$8.80	$7.08	$8.86
Income From Investment Operations:
Net investment income	0.28	0.54	0.42
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.10	1.73	(1.77)
TOTAL FROM INVESTMENT OPERATIONS	0.38	2.27	(1.35)
Less Distributions:
Distributions from net investment income	(0.29)	(0.55)	(0.43)
Net Asset Value, End of Period	$8.89	$8.80	$7.08
Total Return[2]	4.32%	33.29%	(15.84)%
Ratios to Average Net Assets:
Net expenses[3]	0.79%[4]	0.79%	0.79%[4]
Net investment income	6.12%[4]	6.22%	6.35%[4]
Expense waiver/reimbursement[5]	0.20%[4]	0.20%	0.22%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$29,169	$7,948	$274
Portfolio turnover	12%	28%	21%[6]
1	Reflects operations for the period from January 28, 2008 (date to initial investment) to November 30, 2008.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and may not be increased until after December 31, 2010.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2008.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,043.20	$4.02
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.99	$3.98
1	Expenses are equal to the Fund's annualized net expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	95.7%
Foreign Governments/Agencies	1.0%
Municipal Securities	0.2%
Asset-Backed Securities[3]	0.0%
Collateralized Mortgage Obligations[3]	0.0%
Mortgage-Backed Securities[3,4]	0.0%
Derivative Contracts[3,5]	0.0%
Other Security Types[6]	0.4%
Cash Equivalents[7]	1.0%
Other Assets and Liabilities — Net[8]	1.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Represents less than 0.1%.
4	For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stock and preferred stock.
7	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
4

Portfolio of Investments

May 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 64.6%
		Basic Industry — Chemicals – 1.6%
$3,760,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	4,076,849
3,670,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	4,359,696
1,900,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	1,263,500
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,299,811
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,565,649
1,885,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	2,016,464
1,525,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,614,909
		TOTAL	18,196,878
		Basic Industry — Metals & Mining – 3.3%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,440,713
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,181,760
850,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	838,122
1,370,000		ArcelorMittal, 6.125%, 6/1/2018	1,385,142
5,000,000		Barrick Gold Corp., 4.875%, 11/15/2014	5,374,927
530,000		Barrick Gold Corp., 6.95%, 4/1/2019	616,152
3,325,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	3,193,663
4,050,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	3,921,145
3,230,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	3,525,372
2,810,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	3,106,908
1,000,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	1,198,521
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,077,600
4,020,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	4,434,249
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,737,212
1,500,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,570,592
		TOTAL	37,602,078
		Basic Industry — Paper – 1.1%
1,700,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,812,408
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,342,897
1,330,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	1,361,587
2,850,000	[3,4]	Pope & Talbot, Inc., 8.375%, 6/1/2013	285
4,000,000		Westvaco Corp., 7.65%, 3/15/2027	4,117,781
3,750,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,662,944
		TOTAL	12,297,902
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		Capital Goods — Aerospace & Defense – 0.4%
$3,650,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	3,961,426
600,000		Raytheon Co., Sr. Note, 4.40%, 2/15/2020	618,896
		TOTAL	4,580,322
		Capital Goods — Building Materials – 0.7%
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	5,702,290
2,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	2,054,863
		TOTAL	7,757,153
		Capital Goods — Diversified Manufacturing – 2.4%
1,000,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	1,056,524
2,940,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	3,042,900
2,020,000		Harsco Corp., 5.75%, 5/15/2018	2,199,276
2,600,000		Hubbell, Inc., 5.95%, 6/1/2018	2,778,138
768,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	837,167
1,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	1,172,038
1,810,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,087,522
2,770,000		Roper Industries, Inc., 6.625%, 8/15/2013	3,131,349
660,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	713,056
2,160,000		Textron Financial Corp., 5.40%, 4/28/2013	2,235,006
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	2,374,050
1,090,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,153,622
4,230,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	4,633,068
		TOTAL	27,413,716
		Capital Goods — Environmental – 0.3%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	503,733
600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	635,066
1,000,000	[1,2]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2019	1,059,480
1,275,000		Waste Management, Inc., 7.375%, 3/11/2019	1,521,775
		TOTAL	3,720,054
		Communications — Media & Cable – 1.3%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,007,018
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,663,234
300,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	351,992
5,010,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	5,483,220
2,470,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	2,651,708
1,090,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	1,356,949
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
$2,250,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	2,452,608
		TOTAL	14,966,729
		Communications — Media Noncable – 1.3%
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,902,223
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	7,147,426
2,000,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	2,163,887
500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	587,814
3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	2,987,841
		TOTAL	14,789,191
		Communications — Telecom Wireless – 1.9%
6,540,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	8,717,182
3,100,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,414,666
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	6,748,742
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	2,107,264
800,000		Vodafone Group PLC, 5.35%, 2/27/2012	843,457
		TOTAL	21,831,311
		Communications — Telecom Wirelines – 2.5%
1,000,000		AT&T, Inc., 6.70%, 11/15/2013	1,149,405
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	4,197,733
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,482,450
1,130,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	1,208,125
4,940,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	5,422,142
2,140,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,303,710
3,870,000		SBC Communications, Inc., 5.10%, 9/15/2014	4,264,746
3,030,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	3,250,765
3,260,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	3,715,513
		TOTAL	27,994,589
		Consumer Cyclical — Automotive – 2.2%
3,560,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	3,770,846
3,490,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	3,863,735
1,000,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	1,238,769
2,100,000	[3,4]	General Motors Corp., Note, 9.45%, 11/1/2011	661,500
2,710,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	2,915,790
1,420,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	1,481,104
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
$5,200,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	5,294,020
4,800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,958,811
		TOTAL	24,184,575
		Consumer Cyclical — Entertainment – 1.2%
2,800,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	2,833,803
1,230,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	1,258,506
1,250,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 6.40%, 4/30/2040	1,313,507
2,500,000		Time Warner, Inc., 5.50%, 11/15/2011	2,640,637
1,700,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	1,704,668
3,390,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	3,696,875
		TOTAL	13,447,996
		Consumer Cyclical — Lodging – 0.1%
1,530,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,486,999
		Consumer Cyclical — Retailers – 0.6%
2,240,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,513,701
1,754,412	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,718,350
900,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	906,750
1,120,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,156,400
		TOTAL	6,295,201
		Consumer Cyclical — Services – 0.8%
7,475,000		Boston University, 7.625%, 7/15/2097	8,485,411
		Consumer Non-Cyclical — Food/Beverage – 1.5%
4,000,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	4,619,636
960,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	1,121,445
2,420,000		General Mills, Inc., Note, 5.70%, 2/15/2017	2,738,684
2,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	2,114,530
740,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	808,670
1,540,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	1,702,656
2,180,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	2,322,110
1,120,000		Ralcorp Holdings, Inc., Company Guarantee, 6.625%, 8/15/2039	1,161,309
		TOTAL	16,589,040
		Consumer Non-Cyclical — Health Care – 1.1%
1,750,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,704,006
1,550,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,503,092
2,000,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	2,145,766
2,560,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	2,715,717
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	508,793
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
$500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	508,422
1,660,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,810,981
1,210,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.15%, 12/28/2012	1,218,972
540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	553,084
		TOTAL	12,668,833
		Consumer Non-Cyclical — Products – 0.7%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	933,837
1,420,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	1,472,262
1,960,000		Philips Electronics NV, 5.75%, 3/11/2018	2,185,098
2,950,000		Whirlpool Corp., 5.50%, 3/1/2013	3,145,485
220,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	241,205
		TOTAL	7,977,887
		Consumer Non-Cyclical — Supermarkets – 0.1%
1,310,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,541,647
		Consumer Non-Cyclical — Tobacco – 0.1%
740,000		Altria Group, Inc., 9.25%, 8/6/2019	880,534
		Energy — Independent – 1.9%
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	496,093
300,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	324,414
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	5,794,226
1,500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,492,500
1,670,000		Mariner Energy, Inc., Company Guarantee, 8.00%, 5/15/2017	1,805,688
495,000		Pemex Project Funding Master, 5.75%, 12/15/2015	519,441
3,450,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	3,551,775
6,000,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	6,151,917
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	509,720
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	931,276
135,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	156,357
		TOTAL	21,733,407
		Energy — Integrated – 0.6%
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	528,454
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	4,262,071
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	242,430
1,190,238	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,219,032
		TOTAL	6,251,987
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
		Energy — Oil Field Services – 0.4%
$1,100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,337,023
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	244,350
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	104,015
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	2,606,201
		TOTAL	4,291,589
		Energy — Refining – 0.7%
1,000,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	1,042,768
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	1,706,324
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	4,602,988
		TOTAL	7,352,080
		Financial Institution — Banking – 9.9%
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	4,071,436
2,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	1,989,616
1,580,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	1,750,271
930,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	993,456
5,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	3,881,250
4,750,000	[5]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,418,673
4,180,000		Capital One Capital IV, 6.745%, 2/17/2037	3,490,300
1,450,000		Capital One Capital V, 10.25%, 8/15/2039	1,567,813
3,140,000		Capital One Capital VI, 8.875%, 5/15/2040	3,260,450
2,270,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	2,584,947
6,460,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	6,587,366
5,570,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 2/1/2040	5,687,031
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,715,999
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	1,031,275
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,850,446
1,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	1,044,970
3,500,000		Hudson United Bancorp, 7.00%, 5/15/2012	3,731,427
870,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,042,421
10,900,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	11,666,650
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	3,491,450
3,170,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 8/15/2012	3,350,210
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	973,591
3,300,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	3,177,228
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,503,709
2,450,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	2,541,214
7,350,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	7,572,905
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
$1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,031,822
1,430,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,460,978
1,170,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	1,231,061
10,352,033	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	6,065,981
5,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	5,226,432
3,440,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	3,571,200
500,000		Wachovia Corp., 5.75%, 2/1/2018	535,341
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	3,649,595
1,224,009	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	1,331,447
		TOTAL	111,079,961
		Financial Institution — Brokerage – 3.3%
5,970,000		BlackRock, Inc., 6.25%, 9/15/2017	6,765,732
1,420,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	1,442,124
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,554,567
1,500,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,647,077
4,255,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	4,806,461
1,000,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	1,009,721
1,150,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	1,186,763
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	1,407,538
4,390,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	4,935,517
1,200,000	[3]	Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	255,000
1,500,000	[3]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	318,750
2,080,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2015	2,087,922
1,020,000		Nuveen Investments, 5.00%, 9/15/2010	1,020,000
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	780,300
2,990,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	3,434,986
3,355,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	3,434,022
		TOTAL	37,086,480
		Financial Institution — Finance Noncaptive – 4.0%
6,930,000		American Express Credit Corp., 5.875%, 5/2/2013	7,553,130
5,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	4,988,750
3,300,000		Discover Bank, Sub., 8.70%, 11/18/2019	3,616,473
7,000,000		General Electric Capital Corp., 6.875%, 1/10/2039	7,453,132
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	5,085,000
2,770,000		HSBC Finance Corp., 5.00%, 6/30/2015	2,867,396
1,500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	922,500
Semi-Annual Shareholder Report
11

Principal Amount or Shares			Value
$3,100,000		International Lease Finance Corp., 4.875%, 9/1/2010	3,092,250
1,170,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	1,302,773
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	4,193,007
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	3,850,992
		TOTAL	44,925,403
		Financial Institution — Insurance — Health – 0.5%
810,000		Aetna US Healthcare, 5.75%, 6/15/2011	844,792
500,000		Anthem, Inc., 6.80%, 8/1/2012	549,973
2,060,000		CIGNA Corp., 6.35%, 3/15/2018	2,270,371
1,200,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	1,318,986
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	718,357
		TOTAL	5,702,479
		Financial Institution — Insurance — Life – 3.3%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,168,103
2,715,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	3,238,020
3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	5,084,034
3,570,000		MetLife, Inc., 6.75%, 6/1/2016	4,003,107
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	1,191,139
700,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	783,397
2,950,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	3,169,422
4,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,808,117
2,990,000		Prudential Financial, Inc., 5.15%, 1/15/2013	3,167,522
1,530,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,619,657
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	2,585,555
1,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	1,603,634
3,950,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	3,724,684
		TOTAL	37,146,391
		Financial Institution — Insurance — P&C – 1.9%
2,940,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	3,236,032
540,000		CNA Financial Corp., 6.50%, 8/15/2016	558,655
1,370,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	1,409,845
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	737,061
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,745,200
4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	4,130,812
1,300,000	[1,2]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	1,488,153
Semi-Annual Shareholder Report
12

Principal Amount or Shares			Value
$1,220,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	1,142,943
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	295,096
1,000,000	[1,2]	USF&G Corp., 8.312%, 7/1/2046	1,074,639
5,610,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	5,077,050
		TOTAL	20,895,486
		Financial Institution — REITs – 1.5%
1,750,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	1,854,861
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	3,678,481
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,501,218
1,500,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,552,572
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,058,814
1,535,000		Liberty Property LP, 6.625%, 10/1/2017	1,620,928
720,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	677,511
740,000		Prologis, Sr. Note, 6.875%, 3/15/2020	708,478
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,544,299
1,840,000		Simon Property Group LP, 6.75%, 5/15/2014	2,041,992
		TOTAL	17,239,154
		Municipal Services – 0.4%
1,825,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	1,591,820
2,980,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	2,583,123
		TOTAL	4,174,943
		Sovereign – 0.2%
2,475,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	2,552,344
		Technology – 1.7%
3,130,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	3,177,365
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,645,142
3,630,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,079,419
6,175,000		Harris Corp., 5.95%, 12/1/2017	6,837,487
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,279,142
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,550,520
		TOTAL	19,569,075
		Transportation — Airlines – 0.3%
710,000		Southwest Airlines Co., 6.50%, 3/1/2012	756,672
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,084,627
		TOTAL	2,841,299
		Transportation — Railroads – 1.4%
1,200,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,300,537
Semi-Annual Shareholder Report
13

Principal Amount or Shares			Value
$3,780,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,817,347
1,963,244		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	2,362,040
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,562,063
1,000,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	1,097,974
3,580,000		Union Pacific Corp., 4.875%, 1/15/2015	3,824,167
		TOTAL	15,964,128
		Transportation — Services – 0.3%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	3,434,038
		Utility — Electric – 4.4%
650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	802,411
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,490,756
2,620,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	2,891,276
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,337,023
1,375,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	1,630,001
2,000,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	2,030,501
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	114,626
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	5,764,176
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	365,004
3,400,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,512,210
2,680,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,662,944
3,338,360	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	3,683,475
1,000,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	1,152,916
1,330,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,460,561
6,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	6,195,645
800,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,094,779
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,926,406
1,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	1,056,062
1,530,000	[1,2]	PSEG Power LLC, Sr. Unsecd. Note, 2.50%, 4/15/2013	1,537,270
1,710,000		Progress Energy, Inc., 7.05%, 3/15/2019	1,980,330
2,940,000		Union Electric Co., 6.00%, 4/1/2018	3,183,053
1,000,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,066,676
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,053,459
		TOTAL	48,991,560
Semi-Annual Shareholder Report
14

Principal Amount or Shares			Value
		Utility — Natural Gas Distributor – 0.6%
$1,690,000		Atmos Energy Corp., 5.125%, 1/15/2013	1,807,205
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	243,467
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,320,583
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,915,233
		TOTAL	6,286,488
		Utility — Natural Gas Pipelines – 2.1%
2,390,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	2,561,570
2,765,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	3,016,815
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,366,932
580,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	606,750
3,850,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	4,649,668
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,489,582
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,006,861
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	922,315
3,100,000	[1,2]	Williams Partners LP, 5.25%, 3/15/2020	3,104,914
		TOTAL	23,725,407
		TOTAL CORPORATE BONDS (IDENTIFIED COST $705,175,978)	725,951,745
		Mortgage-Backed Securities – 0.0%
7,935		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	8,657
8,988		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	9,807
1,435		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	1,565
5,121		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	5,662
1,782		Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011	1,923
8,016		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	8,871
9,192		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	10,086
6,009		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	6,672
5,084		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	5,355
10,184		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	11,330
33,762		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	37,297
29,488		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	32,603
6,845		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	7,495
2,569		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	2,850
Semi-Annual Shareholder Report
15

Principal Amount or Shares			Value
$12,935		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	14,177
8,365		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	9,206
7,814		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	8,636
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $166,734)	182,192
		MUNICIPAL – 0.2%
		Municipal Services – 0.2%
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026 (IDENTIFIED COST $2,107,040)	2,415,296
		Governments/Agencies – 1.0%
		Sovereign – 1.0%
3,500,000		Sweden, Government of, 10.25%, 11/1/2015	3,634,313
6,500,000		United Mexican States, 6.625%, 3/3/2015	7,377,500
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $11,175,875)	11,011,813
		COMMON STOCK – 0.0%
		Utility — Electric – 0.0%
113	[3]	NRG Energy, Inc. (IDENTIFIED COST $2,554)	2,639
		Preferred Stocks – 0.4%
		Financial Institution — Brokerage – 0.0%
130,000	[3]	Lehman Brothers Holdings, Inc., Pfd., Series D	4,030
		Financial Institution — REITs – 0.4%
80,000		Prologis, Cumulative REIT Perpetual Pfd. Stock, Series C, $4.27, Annual Dividend	3,760,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,224,680)	3,764,030
		Asset-Backed SecuritY – 0.0%
		Home Equity Loan – 0.0%
$62,422	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029 (IDENTIFIED COST $62,393)	51,810
		Collateralized Mortgage Obligation – 0.0%
		Non-Agency Mortgage – 0.0%
44,213	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.343%, 1/28/2027 (IDENTIFIED COST $99,331)	35,370
Semi-Annual Shareholder Report
16

Principal Amount or Shares			Value
		MUTUAL FUNDS – 32.6%;6
57,217,082		High Yield Bond Portfolio	357,034,591
9,520,670	[7]	Prime Value Obligations Fund, Institutional Shares, 0.24%	9,520,670
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $442,917,702)	366,555,261
		TOTAL INVESTMENTS — 98.8% (IDENTIFIED COST $1,170,932,287)[8]	1,109,970,156
		OTHER ASSETS AND LIABILITIES - NET — 1.2%[9]	13,371,193
		TOTAL NET ASSETS — 100%	$1,123,341,349

At May 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
3U.S. Treasury Notes 10-Year Short Futures	310	$37,161,250	September 2010	$151,908

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2010, these restricted securities amounted to $147,419,577, which represented 13.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2010, these liquid restricted securities amounted to $139,597,590, which represented 12.4% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
6	Affiliated companies.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $1,173,398,183.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Semi-Annual Shareholder Report
17

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$725,951,745	$ —	$725,951,745
Mortgage-Backed Securities	—	182,192	—	182,192
Municipal	—	2,415,296	—	2,415,296
Governments/Agencies	—	11,011,813	—	11,011,813
Asset-Backed Security	—	51,810	—	51,810
Collateralized Mortgage Obligations	—	35,370	—	35,370
Equity Securities:
Common Stock
Domestic	2,639	—	—	2,639
Preferred Stocks
Domestic	3,764,030	—	—	3,764,030
Mutual Funds	366,555,261	—	—	366,555,261
TOTAL SECURITIES	$370,321,930	$739,648,226	$ —	$1,109,970,156
OTHER FINANCIAL INSTRUMENTS*	$151,908	$ —	$ —	$151,908
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities

May 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $366,555,261 of investments in affiliated issuers (Note 5) (identified cost $1,170,932,287)		$1,109,970,156
Restricted cash (Note 2)		990,000
Income receivable		11,690,048
Income receivable from affiliated issuers		2,734,655
Receivable for shares sold		2,593,832
TOTAL ASSETS		1,127,978,691
Liabilities:
Payable for investments purchased	$1,893,825
Payable for shares redeemed	1,993,817
Bank overdraft	96
Payable for daily variation margin	116,250
Payable for Directors'/Trustees' fees	1,567
Payable for distribution services fee (Note 5)	182,508
Payable for shareholder services fee (Note 5)	262,409
Accrued expenses	186,870
TOTAL LIABILITIES		4,637,342
Net assets for 126,136,392 shares outstanding		$1,123,341,349
Net Assets Consist of:
Paid-in capital		$1,211,598,924
Net unrealized depreciation of investments and futures contracts		(60,810,223)
Accumulated net realized loss on investments, futures contracts and swap contracts		(25,379,410)
Distributions in excess of net investment income		(2,067,942)
TOTAL NET ASSETS		$1,123,341,349
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19

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($630,268,549 ÷ 70,918,644 shares outstanding), no par value, 500,000,000 shares authorized	$8.89
Offering price per share (100/95.50 of $8.89)	$9.31
Redemption proceeds per share	$8.89
Class B Shares:
Net asset value per share ($136,931,892 ÷ 15,339,770 shares outstanding), no par value, 500,000,000 shares authorized	$8.93
Offering price per share	$8.93
Redemption proceeds per share (94.50/100 of $8.93)	$8.44
Class C Shares:
Net asset value per share ($145,396,733 ÷ 16,284,984 shares outstanding), no par value, 500,000,000 shares authorized	$8.93
Offering price per share	$8.93
Redemption proceeds per share (99.00/100 of $8.93)	$8.84
Class F Shares:
Net asset value per share ($181,574,989 ÷ 20,310,728 shares outstanding), no par value, 500,000,000 shares authorized	$8.94
Offering price per share (100/99.00 of $8.94)	$9.03
Redemption proceeds per share (99.00/100 of $8.94)	$8.85
Institutional Shares:
Net asset value per share ($29,169,186 ÷ 3,282,266 shares outstanding), no par value, 500,000,000 shares authorized	$8.89
Offering price per share	$8.89
Redemption proceeds per share	$8.89

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
20

Statement of Operations

Six Months Ended May 31, 2010 (unaudited)

Investment Income:
Interest		$22,474,933
Dividends (including $16,041,010 received from affiliated issuers (Note 5))		16,197,493
TOTAL INCOME		38,672,426
Expenses:
Investment adviser fee (Note 5)	$4,218,878
Administrative personnel and services fee (Note 5)	438,305
Custodian fees	21,557
Transfer and dividend disbursing agent fees and expenses	650,091
Directors'/Trustees' fees	6,098
Auditing fees	12,682
Legal fees	4,258
Portfolio accounting fees	102,857
Distribution services fee — Class B Shares (Note 5)	554,838
Distribution services fee — Class C Shares (Note 5)	552,827
Shareholder services fee — Class A Shares (Note 5)	673,955
Shareholder services fee — Class B Shares (Note 5)	184,946
Shareholder services fee — Class C Shares (Note 5)	182,769
Shareholder services fee — Class F Shares (Note 5)	222,270
Account administration fee — Class A Shares	694
Account administration fee — Class C Shares	1,507
Account administration fee — Class F Shares	1,711
Share registration costs	46,012
Printing and postage	55,273
Insurance premiums	956
Taxes	42,096
Miscellaneous	7,346
TOTAL EXPENSES	7,981,926
Semi-Annual Shareholder Report
21

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,124,770)
Waiver of administrative personnel and services fee	(10,229)
Reimbursement of shareholder services fee — Class A Shares	(36,755)
Reimbursement of shareholder services fee — Class F Shares	(16,689)
TOTAL WAIVERS AND REIMBURSEMENTS		$(1,188,443)
Net expenses			$6,793,483
Net investment income			31,878,943
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $1,654,582 on sales of investments in affiliated issuers) (Note 5)			7,190,226
Net realized loss on futures contracts			(1,764,969)
Net change in unrealized depreciation of investments			7,525,606
Net change in unrealized depreciation of futures contracts			654,058
Net realized and unrealized gain on investments and futures contracts			13,604,921
Change in net assets resulting from operations			$45,483,864

See Notes which are an integral part of the Financial Statements

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22

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2010	Year Ended 11/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,878,943	$59,597,365
Net realized gain on investments, futures contracts and swap contracts	5,425,257	1,226,443
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	8,179,664	210,944,888
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	45,483,864	271,768,696
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(19,836,404)	(36,488,310)
Class B Shares	(3,994,391)	(9,277,951)
Class C Shares	(3,981,374)	(6,764,502)
Class F Shares	(5,562,928)	(10,018,945)
Institutional Shares	(413,617)	(199,857)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(33,788,714)	(62,749,565)
Share Transactions:
Proceeds from sale of shares	155,980,479	303,446,367
Net asset value of shares issued to shareholders in payment of distributions declared	28,895,983	51,705,234
Cost of shares redeemed	(190,446,441)	(269,128,587)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,569,979)	86,023,014
Change in net assets	6,125,171	295,042,145
Net Assets:
Beginning of period	1,117,216,178	822,174,033
End of period (including distributions in excess of net investment income of $(2,067,942) and $(158,171), respectively)	$1,123,341,349	$1,117,216,178

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
23

Notes to Financial Statements

May 31, 2010 (unaudited)

1. ORGANIZATION

Federated Investment Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one diversified portfolio, Federated Bond Fund (the “Fund”). The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class F Shares are presented separately. The investment objective of the Fund is to provide a high level of current income as is consistent with the preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid Semi-Annual Shareholder Report
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evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security.

The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain or loss on swap contracts” on the Statement of Operations.

At May 31, 2010, the Fund had no outstanding swap contracts.

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Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2010, the Fund had no outstanding securities on loan.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

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Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at May 31, 2010, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	5/14/1999	$1,443,791	$1,263,500
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$2,800,000	$2,833,803
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	10/31/1996 - 9/29/1999	$4,048,581	$3,724,684

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$(151,908)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,764,969)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Interest rate contracts	$654,058

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. capital stock

The following tables summarize share activity:

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	9,587,661	$85,309,392	22,949,487	$179,956,178
Shares issued to shareholders in payment of distributions declared	1,981,881	17,582,723	3,956,959	31,203,068
Shares redeemed	(12,120,320)	(108,030,982)	(20,038,063)	(156,745,929)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(550,778)	$(5,138,867)	6,868,383	$54,413,317
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	969,374	$8,668,368	2,115,652	$16,694,977
Shares issued to shareholders in payment of distributions declared	393,880	3,508,446	982,901	7,732,332
Shares redeemed	(3,671,497)	(32,858,362)	(7,044,251)	(55,706,302)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,308,243)	$(20,681,548)	(3,945,698)	$(31,278,993)
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,844,016	$16,484,945	7,558,907	$59,584,453
Shares issued to shareholders in payment of distributions declared	322,124	2,870,130	565,347	4,499,185
Shares redeemed	(2,429,710)	(21,751,919)	(3,490,897)	(27,688,050)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(263,570)	$(2,396,844)	4,633,357	$36,395,588
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,694,947	$15,183,845	4,921,060	$39,389,184
Shares issued to shareholders in payment of distributions declared	518,050	4,622,102	1,019,023	8,092,364
Shares redeemed	(2,074,412)	(18,549,695)	(3,537,719)	(28,079,360)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	138,585	$1,256,252	2,402,364	$19,402,188
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	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,377,020	$30,333,929	954,358	$7,821,575
Shares issued to shareholders in payment of distributions declared	35,111	312,582	21,208	178,285
Shares redeemed	(1,033,567)	(9,255,483)	(110,624)	(908,946)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,378,564	$21,391,028	864,942	$7,090,914
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(605,442)	$(5,569,979)	10,823,348	$86,023,014

4. FEDERAL TAX INFORMATION

At May 31, 2010, the cost of investments for federal tax purposes was $1,173,398,183. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $63,428,027. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,508,739 and net unrealized depreciation from investments for those securities having an excess of cost over value of $104,936,766.

At November 30, 2009, the Fund had a capital loss carryforward of $27,368,933 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$15,739,984
2011	$2,824,073
2014	$5,262,184
2017	$3,542,692

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the Adviser waived $1,123,237 of its fee.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net adviser fee was reduced to 0.5557% effective January 1, 2006, and may not be increased until after December 31, 2010.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,229 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2010, FSC retained $175,173 of fees paid by the Fund. For the six months ended May 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2010, FSC retained $33,405 in sales charges from the sale of Class A Shares. FSC also retained $826 relating to redemptions of Class C Shares and $5,270 relating to redemptions of Class F Shares.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2010, FSSC voluntarily reimbursed $53,444 of Service Fees. For the six months ended May 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.99%, 1.79%, 1.79%, 1.02% and 0.79% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2010, the Adviser reimbursed $1,533. Transactions with the affiliated companies during the six months ended May 31, 2010, were as follows:

Affiliates	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2010	Value	Dividend Income
High Yield Bond Portfolio	54,857,192	3,145,199	785,309	57,217,082	$357,034,591	$16,038,335
Prime Value Obligations Fund, Institutional Shares	5,811,651	77,996,962	74,287,943	9,520,670	9,520,670	2,675
TOTAL OF AFFILIATED TRANSACTIONS	60,668,843	81,142,161	75,073,252	66,737,752	$366,555,261	$16,041,010
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. Federated Investors, Inc. Semi-Annual Shareholder Report
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receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2010, were as follows:

Purchases	$135,888,515
Sales	$147,926,817

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The Semi-Annual Shareholder Report
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potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report
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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, Semi-Annual Shareholder Report
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the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that the Adviser has agreed to a reduction of 19 basis points in the Fund's advisory fee at least through January 31, 2011.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420F509

38755 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Investment Series Funds, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010